Other comprehensive income - Items may be reclassified: debt and equity instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains/(losses)	€ 436	€ 2,411	€ 2,321
Fair value	108,038	120,953	125,708
Impairment loss (reversal)	7,407	12,382	9,352
Financial assets at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Impairment loss (reversal)	19	19	12
Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Fair value	97,922	108,903	118,405
Government debt securities and debt instruments issued by central banks | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	271	693	947
Revaluation losses	0	0	(2)
Net revaluation gains/(losses)	271	693	945
Fair value	12,917	19,314	32,413
Government debt securities and debt instruments issued by central banks | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	544	915	664
Revaluation losses	(118)	(69)	(38)
Net revaluation gains/(losses)	426	846	626
Fair value	20,397	23,116	19,052
Government debt securities and debt instruments issued by central banks | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	334	785	839
Revaluation losses	(438)	(73)	(121)
Net revaluation gains/(losses)	(104)	712	718
Fair value	49,847	51,026	51,284
Private-sector debt securities
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	80	181	81
Revaluation losses	(237)	(21)	(49)
Net revaluation gains/(losses)	(157)	160	32
Fair value	22,424	24,714	20,096
Debt Securities and Loans and Advances
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	1,229	2,574	2,531
Revaluation losses	(793)	(163)	(210)
Net revaluation gains/(losses)	436	2,411	2,321
Fair value	€ 105,585	€ 118,170	€ 122,845